FINANCIAL RISK MANAGEMENT - Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 179,870,703	S/ 171,212,821
Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		151,937,236	144,951,405
United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,598,426	4,873,309
Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,267,794	9,762,896
Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,380,478	4,180,390
Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		997,246	725,512
Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,216,761	2,893,478
Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		537,956	461,427
Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		300,614	497,164
Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		247,703	131,847
Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		559,050	453,665
Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		275,409	288,933
France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		433,549	191,388
Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		76,307	32,342
Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,630	116,129
The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		134,367	16,379
Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,880,177	1,636,557
Financial assets at amortised cost, class [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		148,104,567	141,217,038
Financial assets at amortised cost, class [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		130,436,702	124,349,120
Financial assets at amortised cost, class [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		982,944	1,538,853
Financial assets at amortised cost, class [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,218,219	8,531,311
Financial assets at amortised cost, class [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,627,353	2,214,653
Financial assets at amortised cost, class [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		905,675	663,326
Financial assets at amortised cost, class [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,047,951	1,868,149
Financial assets at amortised cost, class [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		485,594	436,580
Financial assets at amortised cost, class [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,962	147,632
Financial assets at amortised cost, class [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		109,233	30,537
Financial assets at amortised cost, class [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		273,477	116,262
Financial assets at amortised cost, class [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		83,979	115,467
Financial assets at amortised cost, class [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,244	7,961
Financial assets at amortised cost, class [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		32,836	22,060
Financial assets at amortised cost, class [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		980	91,029
Financial assets at amortised cost, class [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,024	989
Financial assets at amortised cost, class [member] | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		840,394	1,083,109
Held for trading and hedging [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,942,869	4,278,762
Held for trading and hedging [member] | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	688,099	839,713
Held for trading and hedging [member] | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	568,588	476,593
Held for trading and hedging [member] | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	494,547	716,740
Held for trading and hedging [member] | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,346,042	1,450,342
Held for trading and hedging [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	5,406
Held for trading and hedging [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	683,822	306,299
Held for trading and hedging [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	6,023	7,773
Held for trading and hedging [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	28,846	51,091
Held for trading and hedging [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	29,976	9,478
Held for trading and hedging [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	189,658	192,141
Held for trading and hedging [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	127,915	54,252
Held for trading and hedging [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	227,823	119,572
Held for trading and hedging [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	11,105	8,960
Held for trading and hedging [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	514	1,315
Held for trading and hedging [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Held for trading and hedging [member] | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	539,911	39,087
Designated at inception
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		620,544	521,186
Designated at inception | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		138,293	121,725
Designated at inception | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		275,991	241,743
Designated at inception | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,289	23,274
Designated at inception | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		34,606	41,290
Designated at inception | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,867	0
Designated at inception | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,093	12,206
Designated at inception | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,950	18,451
Designated at inception | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,184	15,244
Designated at inception | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,850	0
Designated at inception | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	15,390
Designated at inception | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		85,421	31,863
At fair value through other comprehensive income (Debt instruments)
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,202,723	25,195,835
At fair value through other comprehensive income (Debt instruments) | Peru [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,674,142	19,640,847
At fair value through other comprehensive income (Debt instruments) | United States of America [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,770,903	2,616,120
At fair value through other comprehensive income (Debt instruments) | Bolivia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		555,028	514,845
At fair value through other comprehensive income (Debt instruments) | Colombia [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		385,794	492,121
At fair value through other comprehensive income (Debt instruments) | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		91,571	56,780
At fair value through other comprehensive income (Debt instruments) | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		450,382	677,740
At fair value through other comprehensive income (Debt instruments) | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		40,472	17,074
At fair value through other comprehensive income (Debt instruments) | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		247,713	286,235
At fair value through other comprehensive income (Debt instruments) | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		108,494	91,832
At fair value through other comprehensive income (Debt instruments) | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		80,965	126,811
At fair value through other comprehensive income (Debt instruments) | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		46,331	103,970
At fair value through other comprehensive income (Debt instruments) | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		169,632	63,855
At fair value through other comprehensive income (Debt instruments) | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		32,366	1,322
At fair value through other comprehensive income (Debt instruments) | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,136	23,785
At fair value through other comprehensive income (Debt instruments) | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		108,343
At fair value through other comprehensive income (Debt instruments) | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 414,451	S/ 482,498

[1]	It includes non-trading investments that did not pass SPPI test.